Average Annual Total Returns{- Software and IT Services Portfolio} - 02.28 Select Portfolios: Group 7 Information Technology Sector Combo PRO-24 - Software and IT Services Portfolio	Software and IT Services Portfolio-Default Return Before Taxes Past 1 year	Software and IT Services Portfolio-Default Return Before Taxes Past 5 years	Software and IT Services Portfolio-Default Return Before Taxes Past 10 years	Software and IT Services Portfolio-Default After Taxes on Distributions Past 1 year	Software and IT Services Portfolio-Default After Taxes on Distributions Past 5 years	Software and IT Services Portfolio-Default After Taxes on Distributions Past 10 years	Software and IT Services Portfolio-Default After Taxes on Distributions and Sales Past 1 year	Software and IT Services Portfolio-Default After Taxes on Distributions and Sales Past 5 years	Software and IT Services Portfolio-Default After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1524 Past 1 year	F1524 Past 5 years	F1524 Past 10 years
Total	18.12%	28.04%	23.26%	16.17%	25.54%	20.97%	11.79%	22.35%	19.06%	28.71%	18.47%	16.55%	17.17%	26.87%	21.90%